Net Finance Costs	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Net Finance Costs
20
Net finance costs

	2022	2021	2020
(in $ millions)	$	$	$
Financial assets measured at amortized cost - interest income (primarily time deposits and cash and cash equivalents)	107	26	42
Net foreign exchange gain	—	2	11
Finance income	107	28	53
Financial liabilities measured at amortized cost – interest expense	(165)	(1,701)	(1,433)
Impairment loss and change in fair value on investment in associates	—	—	(15)
Net foreign exchange loss	(1)	—	—
Finance costs	(166)	(1,701)	(1,448)
Net change in fair value of financial assets and liabilities	(294)	37	(42)
Share listing and associated expenses (Note 11(i)(b))	—	(353)	—
Net finance costs recognized in profit or loss	(353)	(1,989)	(1,437)